Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Resource Allocation, the CODM Reviews Several Key Metrics (Details) - Operating Segments [Member] - Unite Acquisition 1 Corp. [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Resource Allocation, the CODM Reviews Several Key Metrics [Line Items]
Legal fees	$ 36,000	$ 21,500
Accounting and other professional services	105,907	51,915
Director fees	12,000	12,000
Others	1,466	178
Total	$ 155,373	$ 85,593